Trade and other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables online payment service providers	€ 181	€ 115
Trade receivables corporate accounts	74	31
Trade receivables Partners	6	5
Other trade receivables	0	2
Other receivables	37	9
Closing balance	€ 298	€ 162